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                           ONE GROUP(R) MUTUAL FUNDS

                     SUPPLEMENT DATED NOVEMBER 27, 2002 TO
                 BOND FUND PROSPECTUS--CLASS A, B AND C SHARES
                            DATED NOVEMBER 1, 2002

The following Average Annual Total Return Table, Fee Table, and Example Table for the One Group Mortgage-Backed Securities Fund replaces the Tables on pages 27 and 28 of the Prospectus:

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.
AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                         INCEPTION   1 YEAR 5 YEARS 10 YEARS PERFORMANCE
                                       DATE OF CLASS                            SINCE
                                                                              12/31/83
Class A                                   8/18/00
  Return Before Taxes                                5.47%   7.01%   7.81%      9.92%
  Return After Taxes on Distributions                2.94%   6.30%   7.45%      9.72%
  Return After Taxes on Distributions
   and Sale of Fund Shares                           3.29%   5.37%   6.41%      8.71%
----------------------------------------------------------------------------------------
Lehman Brothers Mortgage-Backed Securities Index/2/
(no deduction for fees, expenses or taxes)           8.22%   7.49%   7.10%      9.94%
----------------------------------------------------------------------------------------
Lipper U.S. Mortgage Fund Index/3/
(no deduction for sales charges or taxes)            7.37%   6.57%   6.04%        *
----------------------------------------------------------------------------------------

/1/The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower.
/2/The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged market value weighted index of 15 and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and balloon mortgages with fixed rate coupons. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper U.S. Mortgage Fund Index is an equally weighted index of the 30 largest mutual funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.
*Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.


               PLEASE READ THE REVERSE SIDE OF THIS SUPPLEMENT.
                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

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Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                                         CLASS A
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                       4.50%
--------------------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)/2/                                                NONE
--------------------------------------------------------------------------------------------
 (as a percentage of original purchase price of redemption proceeds, as applicable)

Redemption Fee                                                                         NONE
--------------------------------------------------------------------------------------------
Exchange Fee                                                                           NONE
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                                        CLASS A
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                               .35%
--------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                             .35%
--------------------------------------------------------------------------------------------
Other Expenses                                                                         .22%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .92%
--------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                                            (.27%)
--------------------------------------------------------------------------------------------
Net Expenses                                                                           .65%
--------------------------------------------------------------------------------------------

/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/Except for purchases of $1 million or more. Please see "Sales Charges." /3/The Distributor has contractually agreed to limit its distribution fees to
   .25% for Class A shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .65% for Class A shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if either you redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                                              CLASS A
           ----------------------------------------------------------
           1 Year/1/                                          $  513
           ----------------------------------------------------------
           3 Years                                               704
           ----------------------------------------------------------
           5 Years                                               911
           ----------------------------------------------------------
           10 Years                                            1,507
           ----------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $540.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-F-122SP